Non-Controlling Interests (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Noncontrolling Interest [Line Items]
Beginning balance	$ 5,311,298		$ 4,207,524		$ 5,913,141
Net income (loss)	2,714,898		2,221,357		1,784,971
Capital contribution from non-controlling shareholders			6,438		46,919
Repurchase of subsidiaries' shares from non-controlling interests					(6,987)
Ending balance	18,155,356		5,311,298		4,207,524
CLPS RC [Member]
Noncontrolling Interest [Line Items]
Beginning balance					1,857
Net income (loss)
Capital contribution from non-controlling shareholders		[1]		[2],[3]		[4]
Repurchase of subsidiaries' shares from non-controlling interests		[5]			(1,788)	[6]
Foreign currency translation adjustments					(69)
Ending balance
CLPS Beijing [Member]
Noncontrolling Interest [Line Items]
Beginning balance	42,283		4,034		(342)
Net income (loss)	49,064		37,267		(41,141)
Capital contribution from non-controlling shareholders		[1]		[2],[3]	46,919	[4]
Repurchase of subsidiaries' shares from non-controlling interests	(91,533)	[5]				[6]
Foreign currency translation adjustments	186		982		(1,402)
Ending balance			42,283		4,034
CLPS Shenzhen [Member]
Noncontrolling Interest [Line Items]
Beginning balance	(978)
Net income (loss)	(1,579)		(973)
Capital contribution from non-controlling shareholders		[1]		[2],[3]		[4]
Repurchase of subsidiaries' shares from non-controlling interests		[5]				[6]
Foreign currency translation adjustments	5		(5)
Ending balance	(2,552)		(978)
CLPS Hong Kong [Member]
Noncontrolling Interest [Line Items]
Beginning balance	(13,648)
Net income (loss)	31,705		(20,157)
Capital contribution from non-controlling shareholders		[1]	6,438	[2],[3]		[4]
Repurchase of subsidiaries' shares from non-controlling interests		[5]				[6]
Foreign currency translation adjustments	(16)		71
Ending balance	18,041		(13,648)
Judge China [Member]
Noncontrolling Interest [Line Items]
Beginning balance	449,453
Net income (loss)	54,651		157,775
Capital contribution from non-controlling shareholders		[1]	290,994	[2],[3]		[4]
Repurchase of subsidiaries' shares from non-controlling interests		[5]				[6]
Foreign currency translation adjustments	10,068		684
Ending balance	514,172		449,453
JQ [Member]
Noncontrolling Interest [Line Items]
Beginning balance
Net income (loss)	146,594
Capital contribution from non-controlling shareholders	70	[1]		[2],[3]		[4]
Repurchase of subsidiaries' shares from non-controlling interests		[5]				[6]
Foreign currency translation adjustments	(43)
Ending balance	146,621
Total [Member]
Noncontrolling Interest [Line Items]
Beginning balance	477,110		4,034		1,515
Net income (loss)	280,435		173,912		(41,141)
Capital contribution from non-controlling shareholders	70	[1]	297,432	[2],[3]	46,919	[4]
Repurchase of subsidiaries' shares from non-controlling interests	(91,533)	[5]			(1,788)	[6]
Foreign currency translation adjustments	10,200		1,732		(1,471)
Ending balance	$ 676,282		$ 477,110		$ 4,034

[1]	On October 17, 2017, the Company acquired 55% of JQ and its 100% owned subsidiary - JL. For the year ended June 30, 2018, the non-controlling shareholder of JQ contributed $70 to JQ.
[2]	For the year ended June 30, 2017, the non-controlling shareholder of CLPS Hong Kong contributed $6,438 as capital.
[3]	On November 9, 2016, CLPS Shanghai acquired 60% of Judge China and its 70% owned subsidiary Judge HR from Judge Asia. As a result, the fair value of non-controlling interests was $290,994.
[4]	For the year ended June 30, 2016, the non-controlling shareholder of CLPS Beijing contributed $46,919 to CLPS Beijing.
[5]	On June 27, 2018, Qiner acquired 30% of CLPS Beijing and 70% of its equity was owned by CLPS Shanghai. As a result, the Company controlled 100% of CLPS Beijing as of June 30, 2018.
[6]	For the year ended June 30, 2016, the Company paid $6,987 to acquire a non-controlling interest in CLPS RC. After the acquisition, CLPS RC became a wholly owned subsidiary of the Company. The payment in excess of carrying value of the non-controlling interest amounted to $5,199, which was charge to additional paid in capital.